Unaudited Interim Condensed Consolidated Statements of Opeations and Comprehensive (Loss)/Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 3,826,875	$ 31,735,966
Cost of revenues	(2,112,000)	(30,677,276)
Gross profit	1,714,875	1,058,690
Operating expenses
Selling, general & administrative expenses	15,653,615	(21,458,707)
Research and development expenses
Total operating expenses	15,653,615	(21,458,707)
(Loss)/Income from operations	(13,938,740)	22,517,397
Other income/(expenses)
Other income	26,076	22,345
Other expenses	(102,556)	(143,023)
Total other (expenses)/income	(76,480)	(120,678)
Income (loss) from continuing operation before provision of income taxes	(14,015,220)	22,396,719
Provision for income taxes benefit/(expenses)	3,395,757	(5,740,767)
Net (loss)/income from continuing operation	(10,619,463)	16,655,952
Loss from discontinued operation, net of income tax	(4,302,319)	(542,197)
Net (loss)/income	$ (14,921,782)	$ 16,113,755
Net income/(loss) from continuing operations per ordinary share:
Basic (in Dollars per share)	$ (0.44)	$ 0.69
Diluted (in Dollars per share)	(0.44)	0.69
Net income/(loss) from discontinued operation per ordinary share:
Basic (in Dollars per share)	(0.18)	(0.02)
Diluted (in Dollars per share)	(0.18)	(0.02)
Net income/(loss) per ordinary share:
Basic (in Dollars per share)	(0.62)	0.66
Diluted (in Dollars per share)	$ (0.62)	$ 0.66
Weighted average shares outstanding
Basic (in Shares)	24,254,842	24,254,842
Diluted (in Shares)	24,254,842	24,254,842
Comprehensive income/(loss)
Net income/(loss)	$ (14,921,782)	$ 16,113,755
Other comprehensive (loss)/income
Foreign currency translation adjustment	(185,586)	(3,410,742)
Total comprehensive (loss)/income	$ (15,107,368)	$ 12,703,013
Weighted average Class A ordinary shares outstanding, basic (in Shares)	24,254,842	24,254,842
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	24,254,842	24,254,842